UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


             REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2003

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:   WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
================================================================================

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:   JOSHUA H. LANDES
TITLE:  MEMBER, GENERAL PARTNER
PHONE:  (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Joshua H. Landes
--------------------
New York, New York
February 11, 2004

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     103


Form 13F Information Table Value Total:     $213,946,000


List of Other Included Managers:

                                 No.  1:
                                    Name:  Wynnefield Capital, Inc.
                                    Form  13F  File Number:  28 - 7006

                           FORM 13F INFORMATION TABLE
                            ------------------------


Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC                                   (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:             Column   Column    Column 4:                  Column            Column 6:   Column 7:    Column 8:
                      2:       3:                                   5:

Name of Issuer        Title    CUSIP     Fair Market    Shares or   SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number    Value          Principal                     discretion  Managers
                      Class              (in            Amount
                                         thousands)
                                                                                                               Sole    Shared   None
24/7 Real Media Inc.  COM      901314104 33             25,000      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
3Com Corp.            COM      885535104 1,553          191,000     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Acme Communication    COM      004631107 4,434          505,000     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Ampal-American        CL A     032015109 1,162          355,254     SH                SOLE        Filer +      SOLE
Israel Corp.                                                                                      No. 1
Armor Holdings, Inc.  COM      042260109 21,850         830,500     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Ashland Inc.          COM      044204105 2,644          60,000      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Ashworth Inc.         COM      04516H101 384            47,500      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Avalon Holdings       CL A     05343P109 31             11,700      SH                SOLE        Filer +      SOLE
Corp.                                                                                             No. 1
Banta Corp.           COM      066821109 2,633          65,000      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Barrett Business      COM      068463108 6,019          477,700     SH                SOLE        Filer +      SOLE
Services Inc.                                                                                     No. 1
Blair Corp.           COM      092828102 3,948          162,200     SH                SOLE        Filer +      SOLE
                                                                                                  No.1
Cadmus                COM      127587103 487            39,150      SH                SOLE        Filer +      SOLE
Communications Corp.                                                                              No.1


TOTAL                                    $45,178        2,770,004
                                         -------        ---------






Column 1:            Column 2:   Column    Column 4:                 Column         Column 6:    Column 7:      Column 8:
                                 3:                                  5:

Name of Issuer       Title of    CUSIP     Fair Market   Shares or   SH/PRN   Put/  Investment   Other          Voting Authority
                     Class       Number    Value         Principal            Call  discretion   Managers
                                           (in           Amount
                                           thousands)
                                                                                                                Sole   Shared   None
Cagles Inc.          CL A        127703106 797           89,500         SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Canadian Superior    COM         136644101 122           48,400         SH             SOLE       Filer + No.   SOLE
Energy Inc.                                                                                       1
Capital Senior       COM         140475104 577           98,100         SH             SOLE       Filer + No.   SOLE
Living Corp.                                                                                      1
Celeritek Inc.       COM         150926103 430           58,000         SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Centene Corp.        COM         15135801  210           7,500          SH             SOLE       Filer + No.1  SOLE
Central European     CL A        G20045202 173           10,000         SH             SOLE       Filer + No.1  SOLE
Media Enterprises
Cherokee Inc.        COM         16444H102 8,469         373,753        SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Clarus Corp.         COM         182707109 2,610         360,060        SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Core Laboratories    COM         M22717107 2,632         157,700        SH             SOLE       Filer + No.   SOLE
NV                                                                                                1
Danielson Holding    COM         236274106 446           153,300        SH             SOLE       Filer + No.   SOLE
Corp.                                                                                             1
DoubleClick Inc.     COM         258609304 226           22,000         SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Eldertrust           COM SH      284560109 2,520         201,090        SH             SOLE       Filer + No.   SOLE
                     BEN INT                                                                      1
eLoyalty Corp        COM         290151307 48            13,200         SH             SOLE       Filer + No.1  SOLE
Enesco Group Inc.    COM         292973104 3,100         300,400        SH             SOLE       Filer + No.   SOLE
                                                                                                  1
ePresence Inc.       COM         294348107 1,452         392,500        SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Falcon Products      COM         306075102 712           161,900        SH             SOLE       Filer + No.   SOLE
Inc.                                                                                              1
First Aviation       COM         31865W108 8,574         2,060,944      SH             SOLE       Filer + No.   SOLE
Services Inc.                                                                                     1
First Union Real     COM SH      337400105 108           50,000         SH             SOLE       Filer + No.   SOLE
Estate Equity and    BEN INT                                                                      1
Mortgage
Investments
Foster L B Co.       COM         350060109 2,395         368,500        SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Frozen Food          COM         359360104 2,523         380,000        SH             SOLE       Filer + No.   SOLE
Express Industries                                                                                1
Inc.
G-III Apparel        COM         36237H101 4,139         449,932        SH             SOLE       Filer + No.   SOLE
Group Ltd.                                                                                        1
Gencorp Inc.         COM         368682100 2,693         250,000        SH             SOLE       Filer + No.   SOLE
                                                                                                  1
Gerber Scientific    COM         373730100 1,771         222,500        SH             SOLE       Filer + No.   SOLE
Inc.                                                                                              1
Global Industries    COM         379336100 611           120,000        SH             SOLE       Filer + No.   SOLE
Ltd.                                                                                              1
Gold Fields Ltd.     SPONSORED   38059T106 1,394         100,000        SH             SOLE       Filer + No.   SOLE
                     ADR                                                                          1


TOTAL                                      $48,732       6,449,279
                                           -------       ---------





Column 1:             Column   Column      Column 4:                     Column            Column 6:   Column 7:    Column 8:
                      2:       3:                                        5:

Name of Issuer        Title    CUSIP       Fair Market    Shares or      SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number      Value          Principal                        discretion  managers
                      Class                (in            Amount
                                           thousands)
Golden Enterprises    COM      381010107   47             16,200         SH                SOLE        Filer +      SOLE
Inc.                                                                                                   No. 1
Griffon Corp.         COM      398433102   7,091          350,000        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Harris Interactive    COM      414549105   448            54,000         SH                SOLE        Filer +      SOLE
Inc.                                                                                                   No.1
Hollywood Media       COM      436233100   3,767          1,437,900      SH                SOLE        Filer +      SOLE
Corp.                                                                                                  No. 1
ICO Inc.              COM      449293109   2,432          1,788,343      SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
IDT Corp.             CL B     448947309   2,283          98,700         SH                SOLE        Filer +      SOLE
                                                                                                       No.1
Interpool Inc.        COM      46062R108   4,147          285,971        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
iShares:  Russell     COM      464287630   8,662          54,000         SH                SOLE        Filer +      SOLE
2000 Value Index                                                                                       No.1
Fund
iVillage Inc.         COM      46588H105   112            31,300         SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Keynote Systems Inc.  COM      493308100   1,538          129,900        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Ladish Inc.           COM      505754200   3,441          425,363        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Lakeland              COM      511795106   308            17,100         SH                SOLE        Filer +      SOLE
Industries, Inc.                                                                                       No. 1
Landec Corp.          COM      514766104   2,930          450,000        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Langer Inc.           COM      515707107   136            39,900         SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Layne Christensen     COM      521050104   10,750         911,040        SH                SOLE        Filer +      SOLE
Co.                                                                                                    No. 1
Lightbridge Inc.      COM      532226107   1,184          131,600        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Lubys Inc.            COM      549282101   1,182          320,200        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Management Network    COM      561693102   701            213,600        SH                SOLE        Filer +      SOLE
Group Inc.                                                                                             No. 1
Marisa Christina      COM      570268102   79             52,600         SH                SOLE        Filer +      SOLE
Inc.                                                                                                   No. 1
Mediware              COM      584946107   1,585          100,300        SH                SOLE        Filer +      SOLE
Information Systems                                                                                    No. 1
Inc.
MVC Capital          COM       553829102   2,477          310,000        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1
Napco Security       COM       630402105   115            13,000         SH                SOLE        Filer +      SOLE
Systems Inc.                                                                                           No. 1
Nasdaq 100 Trust:    Series    631100104   2,826          77,500         SH                SOLE        Filer +      SOLE
Index Tracking       1 Units                                                                           No. 1
Stock
Nevada Gold &        COM       64126Q206   3,866          320,800        SH                SOLE        Filer +      SOLE
Casinos Inc.                                                                                           No. 1
Niagara Corp.        COM       653349100   3,605          502,119        SH                SOLE        Filer +      SOLE
                                                                                                       No. 1



TOTAL                                      $65,712        8,131,436
                                           -------        ---------





Column 1:            Column    Column      Column 4:                     Column           Column 6:   Column 7:    Column 8:
                     2:        3:                                        5:

Name of Issuer       Title     CUSIP       Fair Market    Shares or      SH/PRN   Put/    Investment  Other        Voting Authority
                     of Class  Number      Value          Principal               Call    discretion  Managers
                                           (in            Amount
                                           thousands)
Nobel Learning       COM       654889104   597            112,650        SH               SOLE        Filer +      SOLE      None
Commuities Inc.                                                                                       No.1
Novoste Corp.        COM       67010C100   457            95,400         SH               SOLE        Filer +      SOLE
                                                                                                      No.1
On Assignment Inc.   COM       682159108   52             10,000         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
OPTI Inc.            COM       683960108   71             50,000         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Opticare Health      COM       68386P105   261            343,005        SH               SOLE        Filer +      SOLE
Systems Inc.                                                                                          No. 1
PSB Bancorp. Inc.    COM       693604100   127            12,000         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Paxson               COM       704231109   193            50,000         SH               SOLE        Filer +      SOLE
Communications                                                                                        No. 1
Corp.
Pegasystems Inc.     COM       705573103   256            30,000         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Pinnacle             COM       723456109   4,194          450,000        SH               SOLE        Filer +      SOLE
Entertainment Inc.                                                                                    No. 1
Pinnacor Inc.        COM       723487104   1,295          560,700        SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Playtex Products     COM       72813P100   812            105,015        SH               SOLE        Filer +
Inc.                                                                                                  No. 1
Price Legacy Corp.   COM       74144P106   7,365          1,933,200      SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Pricesmart Inc.      COM       741511109   312            50,000         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Range Resource       COM       75281A109   2,126          225,000        SH               SOLE        Filer +      SOLE
Corp.                                                                                                 No. 1
RCM Technologies     COM       749360400   1,769          245,300        SH               SOLE        Filer +      SOLE
Inc.                                                                                                  No. 1
RealNetworks Inc.    COM       75605L104   381            66,665         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Refac                COM       758960108   59             11,840         SH               SOLE        Filer +
                                                                                                      No. 1
Royal Olympic        COM       V7780Z109   60             200,000        SH               SOLE        Filer +      SOLE
Cruise Lines Inc.                                                                                     No. 1
S1 Corporation       COM       78463B101   79             10,000         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Scheid Vineyards     CL A      806403101   572            113,000        SH               SOLE        Filer +      SOLE
Inc.                                                                                                  No. 1
SCS Transportation   COM       81111T102   1,712          97,400         SH               SOLE        Filer +      SOLE
Inc.                                                                                                  No. 1
Sequa Corporation    CL A      817320104   3,303          67,400         SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Sequa Corporation    CL B      817320203   364            7,300          SH               SOLE        Filer +      SOLE
                                                                                                      No. 1
Sinclair Broadcast   CL A      829226109   2,996          200,000        SH               SOLE        Filer +      SOLE
Group Inc.                                                                                            No. 1

TOTAL                                      $29,413        5,045,875
                                           -------        ---------





Column 1:            Column 2:   Column      Column 4:                    Column         Column 6:   Column 7:   Column 8:
                                 3:                                       5:

Name of Issuer       Title of    CUSIP       Fair Market   Shares or      SH/PRN   Put/  Investment  Other       Voting Authority
                     Class       Number      Value         Principal               Call  discretion  Managers
                                             (in           Amount
                                             thousands)
                                                                                                                 Sole   Shared  None
Stamps.com, Inc.     COM         852857101   674           107,400        SH              SOLE       Filer +     SOLE
                                                                                                     No. 1
Standard Motor       COM         853666105   1,166         96,000         SH              SOLE       Filer +     SOLE
Products Inc.                                                                                        No. 1
STMicroelectronics   COM         861012102   270           10,000         SH              SOLE       Filer +     SOLE
NV                                                                                                   No. 1
Summit American      COM         86600T109   949           242,700        SH              SOLE       Filer +     SOLE
Television Inc.                                                                                      No. 1
Superior Energy      COM         868157108   705           75,000         SH              SOLE       Filer +     SOLE
Services Inc.                                                                                        No.1
Sylvan Inc.          COM         871371100   12,978        1,069,876      SH              SOLE       Filer +     SOLE
                                                                                                     No. 1
Tasty Baking Co.     COM         876553306   1,693         167,500        SH              SOLE       Filer +     SOLE
                                                                                                     No. 1
Tenet Healthcare     COM         88033G100   185           11,5 00        SH              SOLE       Filer +     SOLE
Corp.                                                                                                No. 1
Trintech Group PLC   SPONSORED   896682200   355           73,900         SH              SOLE       Filer +     SOLE
                     ADR                                                                             No. 1
TVIA Inc.            COM         87307P101   121           50,000         SH              SOLE       Filer +     SOLE
                                                                                                     No. 1
U.S. Liquids Inc.    COM         902974104   70            1,159,400      SH              SOLE       Filer +     SOLE
                                                                                                     No. 1
United Industrial    COM         910671106   3,523         195,200        SH              SOLE       Filer +     SOLE
Corp.                                                                                                No.1
Unitedglobalcom      CL A        913247508   228           26,998         SH              SOLE       Filer +     SOLE
Inc.                                                                                                 No. 1
Videsh Sanchar       SPONSORED   92659G600   185           28,000         SH              SOLE       Filer +     SOLE
Nigam Ltd.           ADR                                                                             No. 1
Williams Companies   COM         969457100   106           10,800         SH              SOLE       Filer +      SOLE
Inc.                                                                                                 No. 1
Winmill & Co. Inc.   CL A        974259103   49            12,900         SH              SOLE       Filer +      SOLE
                                                                                                     No. 1
Wiser Oil Co.        COM         977284108   1,654         195,700        SH              SOLE       Filer +      SOLE
                                                                                                     No. 1


TOTAL                                        $24,911       3,532,874
                                             -------       ---------

GRAND TOTAL                                  $213,946      25,929,468
                                             --------      ----------
